Note 12 - Stock-based Compensation - Stock-based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share based compensation expense	$ 407,632	$ 333,835
Research and Development Expense [Member]
Share based compensation expense	143,685	174,710
General and Administrative Expense [Member]
Share based compensation expense	$ 263,947	$ 159,125